Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unaudited Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue	$ 234,139	$ 252,780	$ 479,688	$ 434,094	$ 260,892
Cost of revenue:
Platform commissions	(56,428)	(68,839)	(129,623)	(117,229)	(75,163)
Game operation cost	(26,785)	(20,540)	(44,036)	(18,945)	(17,390)
Other operating income	1,539	376	1,327
Selling and marketing expenses	(129,135)	(91,289)	(152,674)	(270,065)	(165,756)
General and administrative expenses	(14,796)	(14,808)	(36,119)	(23,031)	(3,689)
Goodwill and investments in equity accounted associates' impairment			62,828
Share listing expense				(125,438)
Impairment loss on trade receivables and loans receivable	(4,296)	(3,919)	(29,987)	(102)
Total costs and expenses, excluding depreciation and amortization	(229,901)	(199,019)	(453,940)	(554,810)	(261,998)
Depreciation and amortization	(2,903)	(3,617)	(6,901)	(2,540)	(561)
Profit from operations	1,335	50,144	18,847	(123,256)	(1,667)
Finance income	3,042	335	1,868	79	1,998
Finance expenses	(1,992)	(1,279)	(2,191)	(3,220)	(220)
Finance income/(expense), net	1,050	(944)
Change in fair value of share warrant obligations and other financial instruments	10,547	7,268	2,767	10,080
Share of loss of equity-accounted associates	(515)	(1,640)	(10,121)
Profit before income tax	12,417	54,828	11,170	(116,317)	111
Income tax expense	(1,074)	(2,090)	(3,760)	(1,127)	(862)
Profit for the period, net of tax	11,343	52,738	7,410	(117,444)	(751)
Attributable to equity holders of the Company	11,343	53,063	7,303	(117,455)	(751)
Attributable to non-controlling interest		(325)	107	11
Other comprehensive income/(loss)
Items that are or may be reclassified subsequently to profit or loss	1,007	3,177	3,338	11	15
Foreign currency translation difference	981	3,177	3,456	36
Other	26		(118)	(25)	15
Total comprehensive income for the period	12,350	55,915	10,748	(117,433)	(736)
Attributable to equity holders of the Company	$ 12,350	56,240	10,641	(117,444)	$ (736)
Attributable to non-controlling interest		$ (325)	$ 107	$ 11
Earnings/(loss) per share:
Basic earnings per share, US$	$ 0.06	$ 0.27	$ 0.04	$ (0.64)	$ 0.00
Diluted earnings per share, US$	$ 0.06	$ 0.27	$ 0.04	$ (0.64)	$ 0.00